Stockholder's Equity (Details) - USD ($)	Sep. 30, 2018	Sep. 30, 2017
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 875,372	$ 896,576
Original paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	107,461	107,461
Additional paid-in capital
Stockholders Equity [Line Items]
Total noncontrolling interest	807,953	807,953
Foreign currency translation loss attributed to noncontrolling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	(42,240)	(13,802)
Net gain (loss) attributed to non-controlling interest
Stockholders Equity [Line Items]
Total noncontrolling interest	$ 2,198	$ (5,036)